Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended
		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2019	Sep. 30, 2018
Consolidated Statements of Comprehensive Income (Unaudited) [Abstract]
Net income		$ 51,704		$ 20,740		$ 150,719	$ 54,714
Other comprehensive income, net of tax
Change in fair value of derivatives, net of deferred tax	[2]	(2,917)	[1]	2,624	[1]	(23,968)	11,425
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[3]	2,117	[1]	1,035	[1]	2,781	2,799
Comprehensive income		$ 50,904		$ 24,399		$ 129,532	$ 68,938

[1]	See Note 10 to Notes to Consolidated Financial Statements.
[2]	The associated deferred tax benefit was $0.5 million and $4.4 million for the three and nine months ended September 30, 2019, respectively. The associated deferred tax expense was $0.3 million and $1.5 million for the three and nine months ended September 30, 2018, respectively.
[3]	The associated deferred tax expense was $0.3 million and $0.4 million for the three and nine months ended September 30, 2019, respectively. The associated deferred tax expense was $0.1 million and $0.2 million for the three and nine months ended September 30, 2018, respectively.